UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes.)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.  [    ]

[X] Post-Effective Amendment No. [ 38 ]

and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. [ 43 ]

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VOLUMETRIC FUND, INC

(Name of Registrant as specified in Charter)

87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965

(Address of Principal Executive Officers)

(845) 623-7637

(Phone number of registrant)

JEFFREY GIBS

VOLUMETRIC FUND, INC

87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 17, 2021

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It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[  ] (Date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Orangetown, and State of New York on the 17th day of May 2021.

Volumetric Fund, Inc.

/s/ Irene Zawitkowski

__________________________________

By:   Irene J. Zawitkowski, Chair

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and dates indicated.

/s/ Irene ZawitkowskiMay 17, 2021

___________________________________________________________

Irene J. Zawitkowski, Chair, CEO and DirectorDate

/s/Jeffrey GibsMay 17, 2021

___________________________________________________________

Jeffrey Gibs, President and DirectorDate

/s/ Josef HauplMay 17, 2021

__________________________________________________________

Josef Haupl, Independent DirectorDate

/s/ Neil O’SullivanMay 17, 2021

__________________________________________________________

Neil O’Sullivan, Independent DirectorDate

/s/ Alexandre M. OlbrechtMay 17, 2021

__________________________________________________________

Alexandre M. Olbrecht, PhD, Independent DirectorDate

/s/ Stephen SamittMay 17, 2021

__________________________________________________________

Stephen Samitt, Independent DirectorDate

/s/ Allan SamuelsMay 17, 2021

__________________________________________________________

Allan Samuels, Independent DirectorDate

/s/ Raymond SheridanMay 17, 2021

__________________________________________________________

Raymond Sheridan, Independent DirectorDate

Exhibit Index:

Exhibit Number	Description
EX.28.a.i	Certificate of Amendment of the Certificate of Incorporation
EX.28.i	Legal Opinion and Consent
EX.28.j	Consent of Independent Registered Public Accounting Firm